Shareholder Report	12 Months Ended
Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	EATON VANCE MUTUAL FUNDS TRUST
Entity Central Index Key	0000745463
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
C000014476
Shareholder Report [Line Items]
Fund Name	Eaton Vance AMT-Free Municipal Income Fund
Class Name	Class A
Trading Symbol	ETMBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance AMT-Free Municipal Income Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$91	0.91%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↓ An overweight position and security selections in bonds with 4% coupon rates detracted from performance relative to the Index during the period

↓ An overweight position and security selections in bonds with more than 22 years remaining to maturity detracted from performance

↓ Security selections in AAA-rated bonds also weighed on Index-relative returns during the period

↑ An out-of-Index position in variable-rate demand notes — typically considered a defensive investment — contributed to Fund returns relative to the Index

↑ Security selections in bonds with 12 to 17 years remaining to maturity also contributed to returns

↑ Security selections in the State of California were also additive during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class A with Maximum Sales Charge	Bloomberg Municipal Bond Index
9/15	$10,000	$10,000
10/15	$9,739	$10,040
11/15	$9,804	$10,080
12/15	$9,910	$10,150
1/16	$9,995	$10,272
2/16	$9,973	$10,288
3/16	$10,037	$10,320
4/16	$10,133	$10,396
5/16	$10,175	$10,424
6/16	$10,336	$10,590
7/16	$10,314	$10,597
8/16	$10,355	$10,611
9/16	$10,288	$10,558
10/16	$10,188	$10,447
11/16	$9,826	$10,058
12/16	$9,924	$10,176
1/17	$9,958	$10,243
2/17	$10,015	$10,314
3/17	$10,026	$10,336
4/17	$10,093	$10,411
5/17	$10,237	$10,577
6/17	$10,213	$10,539
7/17	$10,279	$10,624
8/17	$10,368	$10,705
9/17	$10,354	$10,650
10/17	$10,340	$10,676
11/17	$10,304	$10,619
12/17	$10,405	$10,730
1/18	$10,311	$10,604
2/18	$10,298	$10,572
3/18	$10,330	$10,611
4/18	$10,315	$10,573
5/18	$10,417	$10,694
6/18	$10,437	$10,703
7/18	$10,470	$10,729
8/18	$10,467	$10,757
9/18	$10,440	$10,687
10/18	$10,367	$10,622
11/18	$10,445	$10,739
12/18	$10,524	$10,868
1/19	$10,591	$10,950
2/19	$10,672	$11,008
3/19	$10,835	$11,182
4/19	$10,891	$11,224
5/19	$11,043	$11,379
6/19	$11,087	$11,421
7/19	$11,179	$11,513
8/19	$11,368	$11,695
9/19	$11,277	$11,601
10/19	$11,271	$11,622
11/19	$11,302	$11,651
12/19	$11,320	$11,687
1/20	$11,547	$11,897
2/20	$11,738	$12,050
3/20	$11,344	$11,613
4/20	$11,026	$11,467
5/20	$11,390	$11,832
6/20	$11,530	$11,929
7/20	$11,734	$12,130
8/20	$11,676	$12,073
9/20	$11,629	$12,076
10/20	$11,595	$12,040
11/20	$11,813	$12,221
12/20	$11,904	$12,296
1/21	$11,982	$12,374
2/21	$11,718	$12,177
3/21	$11,809	$12,253
4/21	$11,963	$12,355
5/21	$12,025	$12,392
6/21	$12,063	$12,426
7/21	$12,177	$12,529
8/21	$12,111	$12,483
9/21	$11,995	$12,393
10/21	$11,968	$12,357
11/21	$12,095	$12,462
12/21	$12,118	$12,482
1/22	$11,726	$12,141
2/22	$11,647	$12,097
3/22	$11,253	$11,705
4/22	$10,873	$11,381
5/22	$10,991	$11,550
6/22	$10,756	$11,361
7/22	$11,033	$11,661
8/22	$10,782	$11,406
9/22	$10,334	$10,968
10/22	$10,164	$10,877
11/22	$10,726	$11,385
12/22	$10,675	$11,418
1/23	$11,027	$11,746
2/23	$10,723	$11,480
3/23	$10,983	$11,735
4/23	$10,987	$11,708
5/23	$10,911	$11,607
6/23	$11,025	$11,723
7/23	$11,043	$11,770
8/23	$10,871	$11,600
9/23	$10,467	$11,260
10/23	$10,280	$11,164
11/23	$11,126	$11,873
12/23	$11,435	$12,149
1/24	$11,412	$12,087
2/24	$11,404	$12,102
3/24	$11,396	$12,102
4/24	$11,248	$11,952
5/24	$11,239	$11,917
6/24	$11,429	$12,100
7/24	$11,520	$12,210
8/24	$11,613	$12,306
9/24	$11,761	$12,428
10/24	$11,596	$12,247
11/24	$11,801	$12,458
12/24	$11,578	$12,277
1/25	$11,613	$12,338
2/25	$11,735	$12,461
3/25	$11,469	$12,250
4/25	$11,389	$12,151
5/25	$11,322	$12,159
6/25	$11,387	$12,234
7/25	$11,305	$12,210
8/25	$11,371	$12,316
9/25	$11,687	$12,601

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class A	(0.62)%	0.10%	1.91%
Class A with 3.25% Maximum Sales Charge	(3.88)%	(0.56)%	1.57%
Bloomberg Municipal Bond Index	1.39%	0.85%	2.34%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 174,867,701
Holdings Count | Holding	105
Advisory Fees Paid, Amount	$ 803,656
InvestmentCompanyPortfolioTurnover	89.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$174,867,701
# of Portfolio Holdings	105
Portfolio Turnover Rate	89%
Total Advisory Fees Paid	$803,656

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	2.5%
Escrowed/Prerefunded	3.3%
Water and Sewer	3.4%
Senior Living/Life Care	3.6%
Electric Utilities	4.9%
Housing	5.1%
Other Revenue	8.0%
Lease Rev./Cert. of Participation	8.8%
Hospital	9.3%
Transportation	14.0%
Special Tax Revenue	17.6%
General Obligations	19.5%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea,Footnote Referenceb

Value	Value
Not Rated	6.0%
BB	4.4%
BBB	3.9%
A	28.5%
AA	46.5%
AAA	10.7%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
Footnote[b]	The chart includes the municipal bonds held by a trust that issues residual interest bonds.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000038314
Shareholder Report [Line Items]
Fund Name	Eaton Vance AMT-Free Municipal Income Fund
Class Name	Class C
Trading Symbol	ECMBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance AMT-Free Municipal Income Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$165	1.66%

Expenses Paid, Amount	$ 165
Expense Ratio, Percent	1.66%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↓ An overweight position and security selections in bonds with 4% coupon rates detracted from performance relative to the Index during the period

↓ An overweight position and security selections in bonds with more than 22 years remaining to maturity detracted from performance

↓ Security selections in AAA-rated bonds also weighed on Index-relative returns during the period

↑ An out-of-Index position in variable-rate demand notes — typically considered a defensive investment — contributed to Fund returns relative to the Index

↑ Security selections in bonds with 12 to 17 years remaining to maturity also contributed to returns

↑ Security selections in the State of California were also additive during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class C	Bloomberg Municipal Bond Index
9/15	$10,000	$10,000
10/15	$10,060	$10,040
11/15	$10,121	$10,080
12/15	$10,225	$10,150
1/16	$10,306	$10,272
2/16	$10,277	$10,288
3/16	$10,337	$10,320
4/16	$10,418	$10,396
5/16	$10,466	$10,424
6/16	$10,626	$10,590
7/16	$10,585	$10,597
8/16	$10,620	$10,611
9/16	$10,556	$10,558
10/16	$10,446	$10,447
11/16	$10,066	$10,058
12/16	$10,160	$10,176
1/17	$10,189	$10,243
2/17	$10,241	$10,314
3/17	$10,246	$10,336
4/17	$10,308	$10,411
5/17	$10,449	$10,577
6/17	$10,418	$10,539
7/17	$10,479	$10,624
8/17	$10,552	$10,705
9/17	$10,543	$10,650
10/17	$10,521	$10,676
11/17	$10,477	$10,619
12/17	$10,574	$10,730
1/18	$10,471	$10,604
2/18	$10,451	$10,572
3/18	$10,477	$10,611
4/18	$10,456	$10,573
5/18	$10,552	$10,694
6/18	$10,566	$10,703
7/18	$10,593	$10,729
8/18	$10,595	$10,757
9/18	$10,549	$10,687
10/18	$10,467	$10,622
11/18	$10,541	$10,739
12/18	$10,626	$10,868
1/19	$10,675	$10,950
2/19	$10,750	$11,008
3/19	$10,909	$11,182
4/19	$10,958	$11,224
5/19	$11,105	$11,379
6/19	$11,142	$11,421
7/19	$11,216	$11,513
8/19	$11,399	$11,695
9/19	$11,313	$11,601
10/19	$11,299	$11,622
11/19	$11,311	$11,651
12/19	$11,335	$11,687
1/20	$11,555	$11,897
2/20	$11,728	$12,050
3/20	$11,325	$11,613
4/20	$10,998	$11,467
5/20	$11,369	$11,832
6/20	$11,502	$11,929
7/20	$11,700	$12,130
8/20	$11,633	$12,073
9/20	$11,580	$12,076
10/20	$11,538	$12,040
11/20	$11,736	$12,221
12/20	$11,820	$12,296
1/21	$11,890	$12,374
2/21	$11,632	$12,177
3/21	$11,715	$12,253
4/21	$11,849	$12,355
5/21	$11,916	$12,392
6/21	$11,946	$12,426
7/21	$12,039	$12,529
8/21	$11,979	$12,483
9/21	$11,856	$12,393
10/21	$11,808	$12,357
11/21	$11,940	$12,462
12/21	$11,955	$12,482
1/22	$11,558	$12,141
2/22	$11,473	$12,097
3/22	$11,076	$11,705
4/22	$10,693	$11,381
5/22	$10,816	$11,550
6/22	$10,563	$11,361
7/22	$10,843	$11,661
8/22	$10,588	$11,406
9/22	$10,126	$10,968
10/22	$9,965	$10,877
11/22	$10,500	$11,385
12/22	$10,442	$11,418
1/23	$10,782	$11,746
2/23	$10,490	$11,480
3/23	$10,739	$11,735
4/23	$10,736	$11,708
5/23	$10,641	$11,607
6/23	$10,745	$11,723
7/23	$10,757	$11,770
8/23	$10,581	$11,600
9/23	$10,178	$11,260
10/23	$10,002	$11,164
11/23	$10,810	$11,873
12/23	$11,119	$12,149
1/24	$11,076	$12,087
2/24	$11,061	$12,102
3/24	$11,046	$12,102
4/24	$10,894	$11,952
5/24	$10,892	$11,917
6/24	$11,070	$12,100
7/24	$11,152	$12,210
8/24	$11,235	$12,306
9/24	$11,358	$12,428
10/24	$11,190	$12,247
11/24	$11,382	$12,458
12/24	$11,172	$12,277
1/25	$11,185	$12,338
2/25	$11,296	$12,461
3/25	$11,045	$12,250
4/25	$10,961	$12,151
5/25	$10,875	$12,159
6/25	$10,931	$12,234
7/25	$10,845	$12,210
8/25	$10,915	$12,316
9/25	$11,366	$12,601

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	(1.39)%	(0.67)%	1.29%
Class C, with 1% Maximum Contingent Deferred Sales Charge and conversion to Class A after 8 years	(2.35)%	(0.67)%	1.29%
Bloomberg Municipal Bond Index	1.39%	0.85%	2.34%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 174,867,701
Holdings Count | Holding	105
Advisory Fees Paid, Amount	$ 803,656
InvestmentCompanyPortfolioTurnover	89.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$174,867,701
# of Portfolio Holdings	105
Portfolio Turnover Rate	89%
Total Advisory Fees Paid	$803,656

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	2.5%
Escrowed/Prerefunded	3.3%
Water and Sewer	3.4%
Senior Living/Life Care	3.6%
Electric Utilities	4.9%
Housing	5.1%
Other Revenue	8.0%
Lease Rev./Cert. of Participation	8.8%
Hospital	9.3%
Transportation	14.0%
Special Tax Revenue	17.6%
General Obligations	19.5%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea,Footnote Referenceb

Value	Value
Not Rated	6.0%
BB	4.4%
BBB	3.9%
A	28.5%
AA	46.5%
AAA	10.7%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
Footnote[b]	The chart includes the municipal bonds held by a trust that issues residual interest bonds.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000014478
Shareholder Report [Line Items]
Fund Name	Eaton Vance AMT-Free Municipal Income Fund
Class Name	Class I
Trading Symbol	EVMBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance AMT-Free Municipal Income Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$66	0.66%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg Municipal Bond Index (the Index):

↓ An overweight position and security selections in bonds with 4% coupon rates detracted from performance relative to the Index during the period

↓ An overweight position and security selections in bonds with more than 22 years remaining to maturity detracted from performance

↓ Security selections in AAA-rated bonds also weighed on Index-relative returns during the period

↑ An out-of-Index position in variable-rate demand notes — typically considered a defensive investment — contributed to Fund returns relative to the Index

↑ Security selections in bonds with 12 to 17 years remaining to maturity also contributed to returns

↑ Security selections in the State of California were also additive during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class I	Bloomberg Municipal Bond Index
9/15	$1,000,000	$1,000,000
12/15	$1,025,761	$1,015,049
3/16	$1,039,245	$1,032,035
6/16	$1,070,075	$1,059,019
9/16	$1,065,967	$1,055,799
12/16	$1,028,772	$1,017,567
3/17	$1,040,012	$1,033,627
6/17	$1,060,304	$1,053,857
9/17	$1,075,275	$1,065,026
12/17	$1,081,610	$1,073,008
3/18	$1,073,816	$1,061,109
6/18	$1,086,615	$1,070,343
9/18	$1,086,256	$1,068,731
12/18	$1,096,894	$1,086,765
3/19	$1,129,269	$1,118,244
6/19	$1,155,959	$1,142,123
9/19	$1,176,855	$1,160,114
12/19	$1,182,529	$1,168,656
3/20	$1,185,113	$1,161,286
6/20	$1,205,608	$1,192,928
9/20	$1,217,842	$1,207,584
12/20	$1,245,703	$1,229,570
3/21	$1,236,811	$1,225,255
6/21	$1,265,086	$1,242,621
9/21	$1,258,796	$1,239,320
12/21	$1,272,064	$1,248,226
3/22	$1,181,526	$1,170,494
6/22	$1,130,089	$1,136,108
9/22	$1,087,049	$1,096,793
12/22	$1,122,639	$1,141,805
3/23	$1,156,449	$1,173,516
6/23	$1,160,721	$1,172,316
9/23	$1,103,205	$1,126,011
12/23	$1,206,302	$1,214,897
3/24	$1,202,811	$1,210,206
6/24	$1,207,638	$1,209,978
9/24	$1,242,846	$1,242,799
12/24	$1,224,123	$1,227,696
3/25	$1,213,840	$1,224,965
6/25	$1,204,819	$1,223,446
9/25	$1,238,528	$1,260,108

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	(0.35)%	0.34%	2.16%
Bloomberg Municipal Bond Index	1.39%	0.85%	2.34%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 174,867,701
Holdings Count | Holding	105
Advisory Fees Paid, Amount	$ 803,656
InvestmentCompanyPortfolioTurnover	89.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$174,867,701
# of Portfolio Holdings	105
Portfolio Turnover Rate	89%
Total Advisory Fees Paid	$803,656

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
OtherFootnote Reference*	2.5%
Escrowed/Prerefunded	3.3%
Water and Sewer	3.4%
Senior Living/Life Care	3.6%
Electric Utilities	4.9%
Housing	5.1%
Other Revenue	8.0%
Lease Rev./Cert. of Participation	8.8%
Hospital	9.3%
Transportation	14.0%
Special Tax Revenue	17.6%
General Obligations	19.5%
Footnote	Description
Footnote*	Sectors less than 3% each

Credit Quality (% of total investments)Footnote Referencea,Footnote Referenceb

Value	Value
Not Rated	6.0%
BB	4.4%
BBB	3.9%
A	28.5%
AA	46.5%
AAA	10.7%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P and Fitch scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
Footnote[b]	The chart includes the municipal bonds held by a trust that issues residual interest bonds.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000081142
Shareholder Report [Line Items]
Fund Name	Eaton Vance Total Return Bond Fund
Class Name	Class A
Trading Symbol	EBABX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Total Return Bond Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$74	0.72%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg U.S. Aggregate Bond Index (the Index):

↑ An out of index position in high yield corporates contributed to returns as spread tightened. Security selection in and an overweight to financials in investment grade also helped

↑ Overweight positions in securitized credit added meaningfully to excess returns through both sector allocation and security selection

↑ Exposure to Collateralized Loan Obligations further supported performance, benefiting from favorable market conditions and tactical allocations

↓ An underweight to U.S. Treasuries detracted from relative results, as the sector performed well over the period and the portfolio did not fully participate in the rally

↓ An underweight to sovereign debt detracted from performance, as the sector outperformed and the portfolio’s lower exposure missed those gains

↓ Exposure to bank loans detracted, as the sector lagged broader credit markets and positioning did not offset underperformance

↓ An underweight to emerging market sovereigns detracted from relative results, as the sector performed well during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class A with Maximum Sales Charge	Bloomberg U.S. Universal Index	Bloomberg U.S. Aggregate Bond Index
9/15	$10,000	$10,000	$10,000
10/15	$9,915	$10,032	$10,002
11/15	$9,826	$9,995	$9,975
12/15	$9,583	$9,945	$9,943
1/16	$9,428	$10,055	$10,080
2/16	$9,443	$10,127	$10,151
3/16	$9,942	$10,251	$10,244
4/16	$10,278	$10,321	$10,284
5/16	$10,141	$10,329	$10,286
6/16	$10,394	$10,511	$10,471
7/16	$10,601	$10,597	$10,537
8/16	$10,724	$10,609	$10,525
9/16	$10,760	$10,611	$10,519
10/16	$10,758	$10,541	$10,439
11/16	$10,582	$10,304	$10,192
12/16	$10,675	$10,334	$10,206
1/17	$10,867	$10,371	$10,226
2/17	$10,960	$10,451	$10,295
3/17	$11,005	$10,447	$10,290
4/17	$11,104	$10,534	$10,369
5/17	$11,141	$10,615	$10,449
6/17	$11,173	$10,606	$10,438
7/17	$11,290	$10,659	$10,483
8/17	$11,359	$10,751	$10,577
9/17	$11,407	$10,713	$10,527
10/17	$11,409	$10,726	$10,533
11/17	$11,422	$10,710	$10,519
12/17	$11,469	$10,757	$10,568
1/18	$11,547	$10,654	$10,446
2/18	$11,440	$10,553	$10,347
3/18	$11,457	$10,606	$10,413
4/18	$11,406	$10,535	$10,336
5/18	$11,373	$10,592	$10,410
6/18	$11,342	$10,577	$10,397
7/18	$11,470	$10,599	$10,399
8/18	$11,429	$10,651	$10,466
9/18	$11,464	$10,606	$10,399
10/18	$11,353	$10,517	$10,317
11/18	$11,344	$10,564	$10,378
12/18	$11,344	$10,730	$10,569
1/19	$11,611	$10,878	$10,681
2/19	$11,707	$10,889	$10,675
3/19	$11,860	$11,086	$10,880
4/19	$11,941	$11,102	$10,883
5/19	$11,982	$11,272	$11,076
6/19	$12,206	$11,431	$11,215
7/19	$12,295	$11,465	$11,240
8/19	$12,350	$11,725	$11,531
9/19	$12,353	$11,674	$11,470
10/19	$12,448	$11,712	$11,504
11/19	$12,453	$11,709	$11,498
12/19	$12,539	$11,727	$11,490
1/20	$12,749	$11,937	$11,711
2/20	$12,775	$12,116	$11,922
3/20	$11,211	$11,879	$11,852
4/20	$11,584	$12,117	$12,063
5/20	$11,812	$12,230	$12,119
6/20	$12,174	$12,332	$12,195
7/20	$12,464	$12,549	$12,377
8/20	$12,599	$12,477	$12,277
9/20	$12,626	$12,454	$12,271
10/20	$12,608	$12,410	$12,216
11/20	$13,042	$12,572	$12,336
12/20	$13,241	$12,615	$12,353
1/21	$13,325	$12,536	$12,264
2/21	$13,305	$12,374	$12,087
3/21	$13,218	$12,230	$11,936
4/21	$13,292	$12,333	$12,030
5/21	$13,392	$12,380	$12,070
6/21	$13,521	$12,470	$12,155
7/21	$13,647	$12,595	$12,290
8/21	$13,664	$12,587	$12,267
9/21	$13,601	$12,479	$12,161
10/21	$13,615	$12,469	$12,157
11/21	$13,631	$12,484	$12,193
12/21	$13,605	$12,476	$12,162
1/22	$13,387	$12,202	$11,900
2/22	$13,206	$12,036	$11,767
3/22	$12,857	$11,713	$11,441
4/22	$12,452	$11,276	$11,006
5/22	$12,409	$11,338	$11,077
6/22	$12,128	$11,112	$10,904
7/22	$12,403	$11,391	$11,170
8/22	$12,170	$11,095	$10,854
9/22	$11,684	$10,617	$10,385
10/22	$11,518	$10,500	$10,251
11/22	$11,871	$10,892	$10,628
12/22	$11,823	$10,855	$10,580
1/23	$12,263	$11,192	$10,905
2/23	$12,020	$10,917	$10,623
3/23	$12,164	$11,173	$10,893
4/23	$12,167	$11,241	$10,959
5/23	$12,056	$11,124	$10,840
6/23	$12,083	$11,107	$10,801
7/23	$12,112	$11,118	$10,794
8/23	$12,073	$11,051	$10,725
9/23	$11,804	$10,788	$10,452
10/23	$11,619	$10,625	$10,287
11/23	$12,159	$11,104	$10,753
12/23	$12,616	$11,525	$11,165
1/24	$12,682	$11,497	$11,134
2/24	$12,556	$11,360	$10,977
3/24	$12,698	$11,471	$11,078
4/24	$12,433	$11,203	$10,798
5/24	$12,663	$11,389	$10,982
6/24	$12,786	$11,493	$11,085
7/24	$13,082	$11,754	$11,344
8/24	$13,277	$11,927	$11,507
9/24	$13,461	$12,090	$11,661
10/24	$13,162	$11,816	$11,372
11/24	$13,305	$11,940	$11,493
12/24	$13,142	$11,760	$11,304
1/25	$13,248	$11,831	$11,364
2/25	$13,533	$12,075	$11,614
3/25	$13,511	$12,073	$11,619
4/25	$13,591	$12,115	$11,664
5/25	$13,556	$12,054	$11,581
6/25	$13,795	$12,242	$11,759
7/25	$13,786	$12,224	$11,728
8/25	$14,002	$12,371	$11,868
9/25	$14,127	$12,502	$11,998

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class A	4.94%	2.27%	3.85%
Class A with 3.25% Maximum Sales Charge	1.50%	1.59%	3.51%
Bloomberg U.S. Universal Index	3.40%	0.08%	2.26%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45)%	1.84%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 3,356,207,475
Holdings Count | Holding	508
Advisory Fees Paid, Amount	$ 9,501,999
InvestmentCompanyPortfolioTurnover	420.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$3,356,207,475
# of Portfolio Holdings	508
Portfolio Turnover Rate	420%
Total Advisory Fees Paid	$9,501,999

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	2.3%
Short-Term Investments	0.5%
Exchange-Traded Funds	1.5%
Affiliated Investment Funds	1.7%
Collateralized Mortgage Obligations	4.2%
Commercial Mortgage-Backed Securities	6.1%
Asset-Backed Securities	10.4%
U.S. Government Agency Mortgage-Backed Securities	19.3%
Corporate Bonds	25.1%
U.S. Treasury Obligations	28.9%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash & Equivalents	(7.8%)
Not Rated	11.0%
CCC or Lower	1.0%
B	3.9%
BB	6.5%
BBB	25.7%
A	4.9%
AA	50.8%
AAA	4.0%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed and mortgage-backed securities). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000081143
Shareholder Report [Line Items]
Fund Name	Eaton Vance Total Return Bond Fund
Class Name	Class C
Trading Symbol	ECBAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Total Return Bond Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$150	1.47%

Expenses Paid, Amount	$ 150
Expense Ratio, Percent	1.47%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg U.S. Aggregate Bond Index (the Index):

↑ An out of index position in high yield corporates contributed to returns as spread tightened. Security selection in and an overweight to financials in investment grade also helped

↑ Overweight positions in securitized credit added meaningfully to excess returns through both sector allocation and security selection

↑ Exposure to Collateralized Loan Obligations further supported performance, benefiting from favorable market conditions and tactical allocations

↓ An underweight to U.S. Treasuries detracted from relative results, as the sector performed well over the period and the portfolio did not fully participate in the rally

↓ An underweight to sovereign debt detracted from performance, as the sector outperformed and the portfolio’s lower exposure missed those gains

↓ Exposure to bank loans detracted, as the sector lagged broader credit markets and positioning did not offset underperformance

↓ An underweight to emerging market sovereigns detracted from relative results, as the sector performed well during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class C	Bloomberg U.S. Universal Index	Bloomberg U.S. Aggregate Bond Index
9/15	$10,000	$10,000	$10,000
10/15	$10,241	$10,032	$10,002
11/15	$10,144	$9,995	$9,975
12/15	$9,886	$9,945	$9,943
1/16	$9,720	$10,055	$10,080
2/16	$9,730	$10,127	$10,151
3/16	$10,228	$10,251	$10,244
4/16	$10,568	$10,321	$10,284
5/16	$10,420	$10,329	$10,286
6/16	$10,684	$10,511	$10,471
7/16	$10,889	$10,597	$10,537
8/16	$11,009	$10,609	$10,525
9/16	$11,030	$10,611	$10,519
10/16	$11,030	$10,541	$10,439
11/16	$10,843	$10,304	$10,192
12/16	$10,931	$10,334	$10,206
1/17	$11,111	$10,371	$10,226
2/17	$11,209	$10,451	$10,295
3/17	$11,248	$10,447	$10,290
4/17	$11,342	$10,534	$10,369
5/17	$11,374	$10,615	$10,449
6/17	$11,390	$10,606	$10,438
7/17	$11,512	$10,659	$10,483
8/17	$11,574	$10,751	$10,577
9/17	$11,607	$10,713	$10,527
10/17	$11,611	$10,726	$10,533
11/17	$11,617	$10,710	$10,519
12/17	$11,657	$10,757	$10,568
1/18	$11,729	$10,654	$10,446
2/18	$11,614	$10,553	$10,347
3/18	$11,623	$10,606	$10,413
4/18	$11,565	$10,535	$10,336
5/18	$11,523	$10,592	$10,410
6/18	$11,476	$10,577	$10,397
7/18	$11,608	$10,599	$10,399
8/18	$11,559	$10,651	$10,466
9/18	$11,577	$10,606	$10,399
10/18	$11,457	$10,517	$10,317
11/18	$11,451	$10,564	$10,378
12/18	$11,445	$10,730	$10,569
1/19	$11,696	$10,878	$10,681
2/19	$11,787	$10,889	$10,675
3/19	$11,932	$11,086	$10,880
4/19	$12,007	$11,102	$10,883
5/19	$12,051	$11,272	$11,076
6/19	$12,258	$11,431	$11,215
7/19	$12,340	$11,465	$11,240
8/19	$12,387	$11,725	$11,531
9/19	$12,393	$11,674	$11,470
10/19	$12,470	$11,712	$11,504
11/19	$12,467	$11,709	$11,498
12/19	$12,556	$11,727	$11,490
1/20	$12,748	$11,937	$11,711
2/20	$12,776	$12,116	$11,922
3/20	$11,194	$11,879	$11,852
4/20	$11,560	$12,117	$12,063
5/20	$11,792	$12,230	$12,119
6/20	$12,145	$12,332	$12,195
7/20	$12,416	$12,549	$12,377
8/20	$12,553	$12,477	$12,277
9/20	$12,572	$12,454	$12,271
10/20	$12,536	$12,410	$12,216
11/20	$12,960	$12,572	$12,336
12/20	$13,149	$12,615	$12,353
1/21	$13,235	$12,536	$12,264
2/21	$13,197	$12,374	$12,087
3/21	$13,102	$12,230	$11,936
4/21	$13,168	$12,333	$12,030
5/21	$13,258	$12,380	$12,070
6/21	$13,377	$12,470	$12,155
7/21	$13,505	$12,595	$12,290
8/21	$13,502	$12,587	$12,267
9/21	$13,432	$12,479	$12,161
10/21	$13,437	$12,469	$12,157
11/21	$13,444	$12,484	$12,193
12/21	$13,410	$12,476	$12,162
1/22	$13,187	$12,202	$11,900
2/22	$13,001	$12,036	$11,767
3/22	$12,659	$11,713	$11,441
4/22	$12,253	$11,276	$11,006
5/22	$12,203	$11,338	$11,077
6/22	$11,920	$11,112	$10,904
7/22	$12,171	$11,391	$11,170
8/22	$11,935	$11,095	$10,854
9/22	$11,461	$10,617	$10,385
10/22	$11,291	$10,500	$10,251
11/22	$11,619	$10,892	$10,628
12/22	$11,576	$10,855	$10,580
1/23	$11,987	$11,192	$10,905
2/23	$11,743	$10,917	$10,623
3/23	$11,887	$11,173	$10,893
4/23	$11,883	$11,241	$10,959
5/23	$11,756	$11,124	$10,840
6/23	$11,775	$11,107	$10,801
7/23	$11,796	$11,118	$10,794
8/23	$11,750	$11,051	$10,725
9/23	$11,481	$10,788	$10,452
10/23	$11,305	$10,625	$10,287
11/23	$11,811	$11,104	$10,753
12/23	$12,260	$11,525	$11,165
1/24	$12,305	$11,497	$11,134
2/24	$12,175	$11,360	$10,977
3/24	$12,305	$11,471	$11,078
4/24	$12,052	$11,203	$10,798
5/24	$12,256	$11,389	$10,982
6/24	$12,368	$11,493	$11,085
7/24	$12,658	$11,754	$11,344
8/24	$12,826	$11,927	$11,507
9/24	$12,996	$12,090	$11,661
10/24	$12,699	$11,816	$11,372
11/24	$12,841	$11,940	$11,493
12/24	$12,664	$11,760	$11,304
1/25	$12,771	$11,831	$11,364
2/25	$13,025	$12,075	$11,614
3/25	$12,996	$12,073	$11,619
4/25	$13,065	$12,115	$11,664
5/25	$13,035	$12,054	$11,581
6/25	$13,244	$12,242	$11,759
7/25	$13,227	$12,224	$11,728
8/25	$13,426	$12,371	$11,868
9/25	$13,739	$12,502	$11,998

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	4.16%	1.49%	3.22%
Class C, with 1% Maximum Contingent Deferred Sales Charge and conversion to Class A after 8 years	3.16%	1.49%	3.22%
Bloomberg U.S. Universal Index	3.40%	0.08%	2.26%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45)%	1.84%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 3,356,207,475
Holdings Count | Holding	508
Advisory Fees Paid, Amount	$ 9,501,999
InvestmentCompanyPortfolioTurnover	420.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$3,356,207,475
# of Portfolio Holdings	508
Portfolio Turnover Rate	420%
Total Advisory Fees Paid	$9,501,999

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	2.3%
Short-Term Investments	0.5%
Exchange-Traded Funds	1.5%
Affiliated Investment Funds	1.7%
Collateralized Mortgage Obligations	4.2%
Commercial Mortgage-Backed Securities	6.1%
Asset-Backed Securities	10.4%
U.S. Government Agency Mortgage-Backed Securities	19.3%
Corporate Bonds	25.1%
U.S. Treasury Obligations	28.9%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash & Equivalents	(7.8%)
Not Rated	11.0%
CCC or Lower	1.0%
B	3.9%
BB	6.5%
BBB	25.7%
A	4.9%
AA	50.8%
AAA	4.0%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed and mortgage-backed securities). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000081144
Shareholder Report [Line Items]
Fund Name	Eaton Vance Total Return Bond Fund
Class Name	Class I
Trading Symbol	EIBAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Total Return Bond Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$48	0.47%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg U.S. Aggregate Bond Index (the Index):

↑ An out of index position in high yield corporates contributed to returns as spread tightened. Security selection in and an overweight to financials in investment grade also helped

↑ Overweight positions in securitized credit added meaningfully to excess returns through both sector allocation and security selection

↑ Exposure to Collateralized Loan Obligations further supported performance, benefiting from favorable market conditions and tactical allocations

↓ An underweight to U.S. Treasuries detracted from relative results, as the sector performed well over the period and the portfolio did not fully participate in the rally

↓ An underweight to sovereign debt detracted from performance, as the sector outperformed and the portfolio’s lower exposure missed those gains

↓ Exposure to bank loans detracted, as the sector lagged broader credit markets and positioning did not offset underperformance

↓ An underweight to emerging market sovereigns detracted from relative results, as the sector performed well during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class I	Bloomberg U.S. Universal Index	Bloomberg U.S. Aggregate Bond Index
9/15	$1,000,000	$1,000,000	$1,000,000
12/15	$990,195	$994,545	$994,300
3/16	$1,027,917	$1,025,077	$1,024,447
6/16	$1,076,374	$1,051,051	$1,047,126
9/16	$1,113,987	$1,061,107	$1,051,924
12/16	$1,105,859	$1,033,436	$1,020,624
3/17	$1,141,678	$1,044,733	$1,028,960
6/17	$1,158,966	$1,060,629	$1,043,830
9/17	$1,183,962	$1,071,325	$1,052,687
12/17	$1,191,103	$1,075,709	$1,056,773
3/18	$1,190,557	$1,060,578	$1,041,335
6/18	$1,179,392	$1,057,711	$1,039,687
9/18	$1,192,802	$1,060,582	$1,039,886
12/18	$1,181,079	$1,072,968	$1,056,893
3/19	$1,235,519	$1,108,612	$1,087,996
6/19	$1,272,425	$1,143,113	$1,121,502
9/19	$1,289,694	$1,167,378	$1,146,952
12/19	$1,308,801	$1,172,661	$1,149,019
3/20	$1,170,795	$1,187,915	$1,185,194
6/20	$1,272,218	$1,233,232	$1,219,513
9/20	$1,320,334	$1,245,411	$1,227,065
12/20	$1,385,561	$1,261,494	$1,235,272
3/21	$1,383,989	$1,222,990	$1,193,612
6/21	$1,416,573	$1,247,003	$1,215,453
9/21	$1,425,916	$1,247,936	$1,216,082
12/21	$1,427,153	$1,247,580	$1,216,223
3/22	$1,350,631	$1,171,300	$1,144,053
6/22	$1,274,926	$1,111,162	$1,090,356
9/22	$1,227,806	$1,061,685	$1,038,538
12/22	$1,243,227	$1,085,489	$1,057,991
3/23	$1,279,818	$1,117,271	$1,089,329
6/23	$1,272,103	$1,110,713	$1,080,132
9/23	$1,243,493	$1,078,770	$1,045,231
12/23	$1,331,107	$1,152,499	$1,116,486
3/24	$1,339,349	$1,147,110	$1,107,825
6/24	$1,349,484	$1,149,285	$1,108,546
9/24	$1,421,584	$1,209,032	$1,166,148
12/24	$1,388,807	$1,175,995	$1,130,445
3/25	$1,428,669	$1,207,254	$1,161,883
6/25	$1,459,543	$1,224,153	$1,175,904
9/25	$1,495,527	$1,250,196	$1,199,777

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	5.20%	2.52%	4.10%
Bloomberg U.S. Universal Index	3.40%	0.08%	2.26%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45)%	1.84%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 3,356,207,475
Holdings Count | Holding	508
Advisory Fees Paid, Amount	$ 9,501,999
InvestmentCompanyPortfolioTurnover	420.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$3,356,207,475
# of Portfolio Holdings	508
Portfolio Turnover Rate	420%
Total Advisory Fees Paid	$9,501,999

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	2.3%
Short-Term Investments	0.5%
Exchange-Traded Funds	1.5%
Affiliated Investment Funds	1.7%
Collateralized Mortgage Obligations	4.2%
Commercial Mortgage-Backed Securities	6.1%
Asset-Backed Securities	10.4%
U.S. Government Agency Mortgage-Backed Securities	19.3%
Corporate Bonds	25.1%
U.S. Treasury Obligations	28.9%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash & Equivalents	(7.8%)
Not Rated	11.0%
CCC or Lower	1.0%
B	3.9%
BB	6.5%
BBB	25.7%
A	4.9%
AA	50.8%
AAA	4.0%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed and mortgage-backed securities). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122
C000243098
Shareholder Report [Line Items]
Fund Name	Eaton Vance Total Return Bond Fund
Class Name	Class R6
Trading Symbol	ERABX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Eaton Vance Total Return Bond Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php. You can also request this information by contacting us at 1-800-262-1122.
Additional Information Phone Number	1-800-262-1122
Additional Information Website	www.eatonvance.com/open-end-mutual-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$42	0.41%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Bloomberg U.S. Aggregate Bond Index (the Index):

↑ An out of index position in high yield corporates contributed to returns as spread tightened. Security selection in and an overweight to financials in investment grade also helped

↑ Overweight positions in securitized credit added meaningfully to excess returns through both sector allocation and security selection

↑ Exposure to Collateralized Loan Obligations further supported performance, benefiting from favorable market conditions and tactical allocations

↓ An underweight to U.S. Treasuries detracted from relative results, as the sector performed well over the period and the portfolio did not fully participate in the rally

↓ An underweight to sovereign debt detracted from performance, as the sector outperformed and the portfolio’s lower exposure missed those gains

↓ Exposure to bank loans detracted, as the sector lagged broader credit markets and positioning did not offset underperformance

↓ An underweight to emerging market sovereigns detracted from relative results, as the sector performed well during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class R6	Bloomberg U.S. Universal Index	Bloomberg U.S. Aggregate Bond Index
9/15	$5,000,000	$5,000,000	$5,000,000
10/15	$5,120,305	$5,015,983	$5,000,830
11/15	$5,075,689	$4,997,691	$4,987,619
12/15	$4,950,977	$4,972,724	$4,971,501
1/16	$4,871,844	$5,027,618	$5,039,915
2/16	$4,880,522	$5,063,331	$5,075,667
3/16	$5,139,586	$5,125,385	$5,122,237
4/16	$5,314,536	$5,160,305	$5,141,898
5/16	$5,244,603	$5,164,336	$5,143,217
6/16	$5,381,868	$5,255,253	$5,235,629
7/16	$5,489,785	$5,298,558	$5,268,730
8/16	$5,554,917	$5,304,274	$5,262,705
9/16	$5,569,936	$5,305,534	$5,259,622
10/16	$5,570,056	$5,270,337	$5,219,391
11/16	$5,479,668	$5,151,874	$5,095,933
12/16	$5,529,296	$5,167,178	$5,103,121
1/17	$5,629,576	$5,185,408	$5,113,134
2/17	$5,678,895	$5,225,417	$5,147,499
3/17	$5,708,391	$5,223,667	$5,144,800
4/17	$5,756,078	$5,267,009	$5,184,502
5/17	$5,781,678	$5,307,646	$5,224,408
6/17	$5,794,832	$5,303,146	$5,219,150
7/17	$5,856,745	$5,329,560	$5,241,609
8/17	$5,893,565	$5,375,542	$5,288,625
9/17	$5,919,811	$5,356,623	$5,263,436
10/17	$5,927,101	$5,363,055	$5,266,485
11/17	$5,935,033	$5,354,939	$5,259,725
12/17	$5,955,513	$5,378,546	$5,283,865
1/18	$6,002,344	$5,326,789	$5,223,011
2/18	$5,942,914	$5,276,280	$5,173,500
3/18	$5,952,787	$5,302,892	$5,206,677
4/18	$5,932,987	$5,267,509	$5,167,953
5/18	$5,916,621	$5,296,234	$5,204,836
6/18	$5,896,958	$5,288,553	$5,198,434
7/18	$5,969,867	$5,299,621	$5,199,670
8/18	$5,944,634	$5,325,731	$5,233,128
9/18	$5,964,009	$5,302,910	$5,199,429
10/18	$5,907,419	$5,258,549	$5,158,341
11/18	$5,903,944	$5,282,199	$5,189,134
12/18	$5,905,396	$5,364,842	$5,284,465
1/19	$6,045,662	$5,438,812	$5,340,583
2/19	$6,097,001	$5,444,740	$5,337,489
3/19	$6,177,594	$5,543,060	$5,439,979
4/19	$6,216,076	$5,550,818	$5,441,371
5/19	$6,244,047	$5,635,849	$5,537,964
6/19	$6,362,126	$5,715,564	$5,607,511
7/19	$6,409,861	$5,732,577	$5,619,845
8/19	$6,439,934	$5,862,290	$5,765,465
9/19	$6,448,468	$5,836,892	$5,734,758
10/19	$6,493,843	$5,855,751	$5,752,032
11/19	$6,497,683	$5,854,580	$5,749,103
12/19	$6,544,004	$5,863,304	$5,745,096
1/20	$6,655,369	$5,968,538	$5,855,658
2/20	$6,669,801	$6,057,906	$5,961,051
3/20	$5,853,975	$5,939,573	$5,925,972
4/20	$6,050,274	$6,058,552	$6,031,313
5/20	$6,170,853	$6,115,138	$6,059,394
6/20	$6,361,090	$6,166,162	$6,097,563
7/20	$6,514,241	$6,274,476	$6,188,643
8/20	$6,586,278	$6,238,296	$6,138,689
9/20	$6,601,669	$6,227,053	$6,135,324
10/20	$6,593,813	$6,204,796	$6,107,928
11/20	$6,822,123	$6,285,765	$6,167,861
12/20	$6,927,804	$6,307,471	$6,176,360
1/21	$6,973,257	$6,267,825	$6,132,076
2/21	$6,963,905	$6,186,952	$6,043,526
3/21	$6,919,946	$6,114,952	$5,968,062
4/21	$6,960,298	$6,166,371	$6,015,209
5/21	$7,014,120	$6,189,892	$6,034,862
6/21	$7,082,867	$6,235,017	$6,077,263
7/21	$7,150,550	$6,297,624	$6,145,213
8/21	$7,161,000	$6,293,421	$6,133,513
9/21	$7,129,581	$6,239,678	$6,080,410
10/21	$7,138,426	$6,234,578	$6,078,733
11/21	$7,148,050	$6,242,109	$6,096,717
12/21	$7,135,763	$6,237,900	$6,081,117
1/22	$7,023,152	$6,101,139	$5,950,105
2/22	$6,929,562	$6,017,957	$5,883,724
3/22	$6,753,155	$5,856,502	$5,720,263
4/22	$6,535,885	$5,638,069	$5,503,190
5/22	$6,514,890	$5,669,091	$5,538,673
6/22	$6,374,632	$5,555,809	$5,451,782
7/22	$6,514,361	$5,695,493	$5,584,994
8/22	$6,393,462	$5,547,431	$5,427,181
9/22	$6,139,029	$5,308,427	$5,192,692
10/22	$6,052,902	$5,250,182	$5,125,435
11/22	$6,239,686	$5,445,942	$5,313,926
12/22	$6,216,136	$5,427,445	$5,289,956
1/23	$6,448,539	$5,595,807	$5,452,697
2/23	$6,322,337	$5,458,308	$5,311,715
3/23	$6,399,092	$5,586,356	$5,446,646
4/23	$6,408,433	$5,620,482	$5,479,656
5/23	$6,344,894	$5,562,210	$5,419,990
6/23	$6,360,515	$5,553,566	$5,400,659
7/23	$6,371,222	$5,559,087	$5,396,894
8/23	$6,358,166	$5,525,611	$5,362,423
9/23	$6,218,425	$5,393,852	$5,226,154
10/23	$6,122,366	$5,312,738	$5,143,679
11/23	$6,402,186	$5,551,837	$5,376,617
12/23	$6,651,257	$5,762,497	$5,582,429
1/24	$6,688,179	$5,748,706	$5,567,099
2/24	$6,623,108	$5,679,782	$5,488,446
3/24	$6,699,840	$5,735,549	$5,539,125
4/24	$6,561,207	$5,601,518	$5,399,215
5/24	$6,678,235	$5,694,370	$5,490,750
6/24	$6,744,963	$5,746,426	$5,542,732
7/24	$6,909,619	$5,876,857	$5,672,194
8/24	$7,014,375	$5,963,370	$5,753,703
9/24	$7,113,007	$6,045,161	$5,830,741
10/24	$6,956,823	$5,907,858	$5,686,145
11/24	$7,034,011	$5,970,143	$5,746,264
12/24	$6,943,313	$5,879,976	$5,652,223
1/25	$7,007,823	$5,915,408	$5,682,209
2/25	$7,153,365	$6,037,713	$5,807,227
3/25	$7,150,623	$6,036,272	$5,809,413
4/25	$7,187,716	$6,057,592	$5,832,244
5/25	$7,177,893	$6,026,869	$5,790,485
6/25	$7,299,279	$6,120,766	$5,879,521
7/25	$7,303,588	$6,112,028	$5,864,013
8/25	$7,413,005	$6,185,444	$5,934,149
9/25	$7,487,496	$6,250,980	$5,998,884

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class R6	5.26%	2.55%	4.12%
Bloomberg U.S. Universal Index	3.40%	0.08%	2.26%
Bloomberg U.S. Aggregate Bond Index	2.88%	(0.45)%	1.84%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 3,356,207,475
Holdings Count | Holding	508
Advisory Fees Paid, Amount	$ 9,501,999
InvestmentCompanyPortfolioTurnover	420.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$3,356,207,475
# of Portfolio Holdings	508
Portfolio Turnover Rate	420%
Total Advisory Fees Paid	$9,501,999

Holdings [Text Block]

Asset Allocation (% of total investments)

Value	Value
OtherFootnote Reference†	2.3%
Short-Term Investments	0.5%
Exchange-Traded Funds	1.5%
Affiliated Investment Funds	1.7%
Collateralized Mortgage Obligations	4.2%
Commercial Mortgage-Backed Securities	6.1%
Asset-Backed Securities	10.4%
U.S. Government Agency Mortgage-Backed Securities	19.3%
Corporate Bonds	25.1%
U.S. Treasury Obligations	28.9%
Footnote	Description
Footnote†	Investment types less than 1% each

Credit Quality (% of net assets)Footnote Referencea

Value	Value
Cash & Equivalents	(7.8%)
Not Rated	11.0%
CCC or Lower	1.0%
B	3.9%
BB	6.5%
BBB	25.7%
A	4.9%
AA	50.8%
AAA	4.0%
Footnote	Description
Footnote[a]	Ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), or Kroll Bond Rating Agency, LLC (“Kroll”) for securitized debt instruments only (such as asset-backed and mortgage-backed securities). If securities are rated differently by the ratings agencies, the highest rating is applied. Moody's ratings are converted to the S&P, Fitch and Kroll scale with ratings ranging from AAA, being the highest, to D, being the lowest. Ratings of BBB or higher are considered to be investment-grade quality. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-262-1122